Statement of Redeemable Stock and Stockholders' Deficit (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Tax on unrealized gain on corporate equity security	$ 1	$ 1	$ 2
Issuance cost of series B ordinary shares			205
Series B Redeemable Convertible Preferred Stock [Member]
Issuance cost of series B preferred shares			428
Total Redeemable Convertible Preferred and Redeemable Ordinary Stock
Issuance cost of series B preferred shares			428
Series B Ordinary Stock [Member]
Issuance cost of series B ordinary shares			205
Additional Paid-in Capital
Issuance cost of series B ordinary shares			205
Accumulated Deficit
Issuance cost of series B ordinary shares			205
Accumulated other comprehensive Income (Loss)
Tax on unrealized gain on corporate equity security	$ 1	$ 1	$ 2